Long-term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term debt

Credit facility.

2019 Revolver and Term Loan

On February 26, 2019, QLH, through its subsidiaries acting as borrower and guarantor, entered into a secured credit facility (“2019 Credit Facilities”) with Monroe Capital. The credit facility was comprised of (a) a term loan in an initial principal amount of $100.0 million (“2019 Term Loan Facility”) and (b) a revolving line of credit of up to $5.0 million (“2019 Revolving Credit Facility”). Proceeds from the $100.0 million 2019 Term Loan Facility were used to (i) repay the 2017 Term Loan Facility in full, (ii) pay a cash dividend to QLH Class A Unit Holders and certain QLH Class B Unit Holders, (iii) pay transaction expenses, and (iv) fund the redemption of certain QLH Class A and Class B Unit Holders for cash.

On June 12, 2019, we executed an amendment to the 2019 Credit Facilities to include City National Bank as a lender. Monroe Capital assigned $25.0 million of the 2019 Term Loan Facility and the entire $5.0 million of the 2019 Revolving Credit Facility to City National Bank. In connection with the assignment of the debt, the applicable margin on borrowings was reduced from LIBOR plus 5.50% to LIBOR plus 4.85% and the Company incurred $0.2 million of debt issuance costs. This amendment was accounted for as a modification to the 2019 Credit Facilities.

As of December 31, 2019, the Company had no outstanding amount drawn on the 2019 Revolving Credit Facility and $97.5 million outstanding, net of deferred debt issuance costs of $1.7 million, on the 2019 Term Loan Facility, of which $0.9 million was classified within current portion of long-term debt and $96.7 million was classified within long-term debt, net of current portion on our consolidated balance sheets.

2020 Revolver and Term Loan

On September 23, 2020, the Company entered into a new senior secured credit facility (“2020 Credit Facilities”) with a syndicate of banks and financial institutions, comprising of (a) $210.0 million term loan (“2020 Term Loan Facility”), which was fully drawn at close and (b) a revolving line of credit of $5.0 million (“2020 Revolving Credit Facility”). Proceeds from the $210.0 million term loan were used to (i) repay the 2019 Term Loan Facilities in full, (ii) pay $105.8 million in cash distributions to QLH Class A Unit Holders and certain QLH Class B Unit Holders, and (iii) pay related transaction expenses.

The 2020 Credit Facilities bear interest at a variable rate based upon, at the Company’s option, a per annum rate of either the Alternate Base Rate (“ABR”) or Adjusted LIBO Rate, plus an Applicable Rate (“ABR Borrowings” and “Eurodollar Borrowings”). The ABR is defined as a fluctuating interest rate equal to the greatest of (a) the U.S. Prime Rate published by the Wall Street Journal, (b) the NYFRB Rate plus 0.50% and (c) the Adjusted LIBO Rate for a one-month interest period plus 1.00%. If the ABR is determined to be less than 1.50%, such rate shall be deemed to be 1.50%. If the Adjusted LIBO Rate is determined to be less than 0.50%, such rate shall be deemed to 0.50%. The Applicable Rate is between 2.25% and 2.75% for ABR Borrowings and between 3.25% and 3.75% for Eurodollar borrowings based on the Company maintaining certain leverage ratios.

The 2020 Credit Facilities are collateralized by substantially all of the Company’s assets and contain certain financial and non-financial covenants. The financial covenants include a minimum Fixed Charge Coverage Ratio and a maximum Total Net Leverage Ratio (in each case, as defined in the 2020 Credit Facilities). Non-financial covenants include restrictions on investments, dividends, asset sales, and the incurrence of additional debt and liens. As of December 31, 2020, we were in compliance with all covenants.

The 2020 Credit Facilities have a maturity date of September 22, 2023, subject to an extension of the termination date, at which time all outstanding borrowings and accrued interest are due. Under the 2020 Term Loan Facility, principal repayments of $2.6 million are made quarterly, due on the first business day following the last day of each March, June, September and December, beginning with December 31, 2020. Additionally, the 2020 Term Loan Facility requires a mandatory debt repayment based on an excess cash flow calculation performed annually. The percentage of excess cash flow to be repaid declines based on the Consolidated Total Net Leverage Ratio.

On December 1, 2020, the Company prepaid $23.6 million of the 2020 Term Loan Facility pursuant to the contractual repayment option not subject to a penalty (the “Prepayment”).

As of December 31, 2020, the Company had no outstanding amount drawn on the 2020 Revolving Credit Facility and $182.7 million outstanding on the 2020 Term Loan Facility, net of deferred debt issuance costs of $3.7 million classified within long-term debt, net of current portion on our consolidated balance sheet. Additionally, during the year ended December 31, 2020, the Company recognized a loss on extinguishment of the 2019 Credit Facilities of $2.0 million, which has been recorded within other expenses on our consolidated statement of operations.

The expected future principal payments for all borrowings as of December 31, 2020 is as follows (in thousands):

(in thousands)	Contractual maturity
2021	$—
2022	—
2023	186,375

Debt and issuance costs	186,375
Unamortized debt issuance costs	(3,707)

Total long-term debt	$182,668

The Company incurred interest expense of $7.9 million, $7.0 million, and $1.2 million for the years ended December 31, 2020, 2019, and 2018, respectively. Included in interest expense is $1.2 million, $0.7 million, and $0.0 million of amortization of debt issuance costs for the years ended December 31, 2020, 2019, and 2018, respectively. As of December 31, 2020, and 2019, unamortized deferred debt issuance costs amounted to $3.7 million and $1.7 million. Accrued interest was $0.7 million as of December 31, 2020 and less than $0.1 million as of December 31, 2019, respectively.

The carrying amount of the current and long-term debt under the 2019 and 2020 Credit Facilities approximated their fair values because these borrowings have a variable interest rate structure with no prepayment penalties and are classified within the Level 2 hierarchy.